LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per share

	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Denominator used for loss per share	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Loss per share — basic	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(168,711)	—	(56,969)	—	(117,184)	(18,809)	—	—
Allocation of undistributed losses	(204,684)	(168,711)	(172,104)	(56,969)	(424,003)	(68,057)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	384,381,558	—	659,693,189	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	466,340,541	384,381,558	1,992,923,515	659,693,189	2,386,474,188	2,386,474,188	659,561,893	659,561,893
Loss per share — diluted	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)